Trade and Other Payables (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Trade accounts payable- other companies	$ 888,155	$ 1,442,262	$ 1,556,834
Amounts due to related companies (Note 19)	1,838,257	2,118,424	124,460
Accrued salaries and bonus	492,606	210,537	76,444
Accrued customer claims	359,926	116,692	182,952
Trade and other payables	1,838,257	3,887,915	1,940,690
Output Vat		78,479	100,040
Accrued Expense		740,899	420,090
Payroll Payable		589,030	519,235
Other Payable		221,669	285,885
Other current liabilities	$ 1,577,578	$ 1,630,077	$ 1,325,250